Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 154		$ 10,457		$ 12,014
Restricted cash			10,000
Marketable securities	4		460		44,550
Accounts receivable, net of allowance for credit losses	1,187		1,070		7,222
Inventory, net of reserves	17,724		21,396		20,498
Prepaid expenses and other current assets	2,136		1,510		2,452
Total current assets	21,205		44,893		86,736
Loan receivable, net of allowance for credit losses	11,298		12,214		22,255
Property and equipment, net	8,385		10,044		6,232
Operating lease right-of-use assets	2,036		2,210		1,479
Goodwill					50,090
Intangible assets, net					14,072
Other non-current assets	141		326		1,184
Total assets	43,065		69,687		182,048
Current liabilities:
Accounts payable	22,160		20,543		9,151
Accrued expenses and other current liabilities	12,824		16,380		28,764
Operating lease liabilities, current	669		734		814
Long-term debt, current	1,140		28,833		1,089
Related party debt, current			127
Deferred revenue	4,079		4,112		3,772
Total current liabilities	41,372		70,602		43,590
Warrant liabilities	2,386		5,985
Operating lease liabilities, net of current	1,550		1,587		704
Long-term debt, net of current	18,998		407		12
Other non-current liabilities			147		318
Total liabilities	64,306		78,728		44,624
Stockholders’ (deficit) equity:
Common stock, value	2	[1]	1	[1],[2]		[2]
Preferred stock, value
Additional paid-in capital	244,898		237,875		196,034
Accumulated deficit	(266,374)		(247,148)		(58,975)
Total stockholders’ deficit attributable to Agrify	(21,474)		(9,272)		137,059
Non-controlling interests	233		231		365
Total liabilities and stockholders’ equity	43,065		69,687		182,048
Preferred A Stock
Stockholders’ (deficit) equity:
Preferred stock, value
Related Party
Current liabilities:
Related party debt, current	$ 500

[1]	Periods presented have been adjusted to reflect the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding the reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included in the notes to the consolidated financial statements
[2]	Periods presented have been adjusted to reflect the 1-for-10 reverse stock split on October 18, 2022, and the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding the reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.